Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

November 30, 2020

SOF-QTLY-0121
1.810708.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Trimble, Inc. (a)	468,600	$28,055,082
Entertainment - 1.5%
Interactive Home Entertainment - 1.5%
Activision Blizzard, Inc.	952,800	75,728,544
Electronic Arts, Inc.	762,400	97,396,600
		173,125,144
Interactive Media & Services - 3.9%
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	174,200	305,616,480
Facebook, Inc. Class A (a)	420,300	116,410,491
Twitter, Inc. (a)	728,500	33,882,535
		455,909,506
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	92,913,408
IT Services - 32.2%
Data Processing & Outsourced Services - 20.6%
Automatic Data Processing, Inc.	257,100	44,704,548
ExlService Holdings, Inc. (a)	630,700	52,512,082
Fidelity National Information Services, Inc.	103,800	15,404,958
Fiserv, Inc. (a)	272,400	31,375,032
FleetCor Technologies, Inc. (a)	153,200	40,630,172
Global Payments, Inc.	1,037,970	202,601,364
MasterCard, Inc. Class A	1,808,700	608,645,637
Paychex, Inc.	240,300	22,383,945
PayPal Holdings, Inc. (a)	2,609,200	558,681,904
StoneCo Ltd. Class A (a)	442,900	32,429,138
Visa, Inc. Class A (b)	3,547,320	746,178,762
WEX, Inc. (a)	172,000	29,797,280
		2,385,344,822
Internet Services & Infrastructure - 3.4%
Akamai Technologies, Inc. (a)	1,062,900	110,020,779
GoDaddy, Inc. (a)	1,471,200	117,019,248
MongoDB, Inc. Class A (a)	217,000	62,346,270
Twilio, Inc. Class A (a)	311,400	99,676,026
		389,062,323
IT Consulting & Other Services - 8.2%
Accenture PLC Class A	699,500	174,238,455
CACI International, Inc. Class A (a)	88,700	21,047,623
Capgemini SA	948,500	131,960,889
Cognizant Technology Solutions Corp. Class A	3,566,700	278,666,271
DXC Technology Co.	747,400	16,375,534
Gartner, Inc. (a)	822,400	125,004,800
IBM Corp.	1,452,500	179,412,800
Liveramp Holdings, Inc. (a)	374,200	21,894,442
		948,600,814

TOTAL IT SERVICES		3,723,007,959

Media - 0.3%
Publishing - 0.3%
The New York Times Co. Class A (b)	689,300	29,577,863
Road & Rail - 0.4%
Trucking - 0.4%
Uber Technologies, Inc. (a)	1,012,400	50,275,784
Software - 57.5%
Application Software - 29.0%
Adobe, Inc. (a)	1,415,000	677,035,050
Alteryx, Inc. Class A (a)(b)	358,100	42,914,704
Anaplan, Inc. (a)	2,306,056	161,400,859
Aspen Technology, Inc. (a)	486,100	65,356,145
Autodesk, Inc. (a)	1,084,700	303,965,481
Blackbaud, Inc.	725,700	39,978,813
Ceridian HCM Holding, Inc. (a)	590,900	56,974,578
Citrix Systems, Inc.	459,107	56,892,539
Constellation Software, Inc.	27,200	33,683,850
Dropbox, Inc. Class A (a)	674,400	13,467,768
Elastic NV (a)	749,800	92,825,240
HubSpot, Inc. (a)	247,400	97,557,242
Intuit, Inc.	263,800	92,862,876
Micro Focus International PLC	2,089,564	9,623,998
Mimecast Ltd. (a)	789,400	35,507,212
New Relic, Inc. (a)	1,093,600	65,320,728
Parametric Technology Corp. (a)	1,059,800	114,299,430
Pluralsight, Inc. (a)	4,730,200	77,480,676
RealPage, Inc. (a)	1,127,300	77,772,427
Salesforce.com, Inc. (a)	2,547,526	626,181,891
SAP SE	73,900	8,920,936
Slack Technologies, Inc. Class A (a)(b)	4,520,080	193,821,030
Smartsheet, Inc. (a)	940,300	54,565,609
SurveyMonkey (a)	850,700	18,102,896
Workday, Inc. Class A (a)	761,300	171,132,627
Workiva, Inc. (a)	720,100	54,000,299
Zendesk, Inc. (a)	842,170	112,429,695
		3,354,074,599
Systems Software - 28.5%
FireEye, Inc. (a)(b)	3,422,300	51,437,169
Microsoft Corp.	12,408,200	2,656,223,376
Nortonlifelock, Inc.	4,586,800	83,617,364
Oracle Corp.	3,589,127	207,164,410
Palo Alto Networks, Inc. (a)	492,300	144,696,816
Proofpoint, Inc. (a)	523,800	54,208,062
Talend SA ADR (a)(b)	605,785	22,735,111
Tenable Holdings, Inc. (a)	1,617,600	58,249,776
Zuora, Inc. (a)	1,537,000	17,506,430
		3,295,838,514

TOTAL SOFTWARE		6,649,913,113

TOTAL COMMON STOCKS
(Cost $5,536,355,910)		11,202,777,859

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.09% (c)	341,164,010	341,232,243
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	534,895,596	534,949,086
TOTAL MONEY MARKET FUNDS
(Cost $876,177,484)		876,181,329
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $6,412,533,394)		12,078,959,188
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(512,775,310)
NET ASSETS - 100%		$11,566,183,878

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$401,795
Fidelity Securities Lending Cash Central Fund	479,862
Total	$881,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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